Operating Lease (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	$ 904
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 2,040
Weighted-average remaining lease term of operating leases	3 years 8 months 15 days
Weighted average discount rate of operating leases	3.10%